Acquisitions Consolidated pro forma financial information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Consolidated Proforma Financial Information [Line Items]
Revenues	$ 10,050,086	$ 181,146
Cost of revenues	8,646,687	0
Gross profit	1,403,399	181,146
Research and development	7,720,748	6,008,285
Selling, general, and administrative	27,687,162	19,468,213
Goodwill impairment	0	558,168
Operating loss	(34,004,511)	(25,853,520)
Other income (expense), net	(561,822)	44,085
Net loss from continuing operations	(34,566,333)	(25,809,435)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(22,016,524)	6,412,419
Net loss	(56,582,857)	(19,397,016)
Less – net income attributable to noncontrolling interests	(9,448,388)	3,908,690
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	(47,774,234)	(23,543,669)
Basic and diluted loss per share	$ (0.54)	$ (0.46)
Weighted average common shares outstanding	88,598,696	51,632,417
Proforma [Member]
Schedule Of Consolidated Proforma Financial Information [Line Items]
Revenues	10,322,294	12,548,975
Cost of revenues	8,922,571	8,739,101
Gross profit	1,399,723	3,809,874
Research and development	7,963,746	6,204,714
Selling, general, and administrative	29,473,448	26,510,622
Goodwill impairment	0	558,168
Operating loss	(36,037,471)	(29,463,630)
Other income (expense), net	(548,366)	(363,313)
Net loss from continuing operations	(36,585,837)	(29,826,943)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(22,016,524)	6,412,419
Net loss	(58,602,361)	(23,414,524)
Less – net income attributable to noncontrolling interests	(9,448,388)	3,908,690
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	$ (49,793,738)	$ (27,561,177)
Basic and diluted loss per share	$ (0.53)	$ (0.40)
Weighted average common shares outstanding	93,793,244	68,075,900